PENSIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Defined_Benefit_Plan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 1,900	$ 1,700	$ 1,300
Pensions
Defined benefit schemes:
Number of defined benefit schemes | Defined_Benefit_Plan	2
Net actuarial loss (see note 26)	$ 9,218	12,799
Other comprehensive income, tax on actuarial loss	$ (400)	$ (300)	$ 0